United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/2011

Date of Reporting Period:  Six months ended 03/31/2011

Item 1.                      Reports to Stockholders

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2011

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010 [1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.97	$9.89	$9.61	$9.72	$9.79	$9.89
Income From Investment Operations:
Net investment income	0.17	0.40 [2]	0.45 [2]	0.48 [2]	0.52	0.48 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.15	0.33	(0.07)	(0.06)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.55	0.78	0.41	0.46	0.39
Less Distributions:
Distributions from net investment income	(0.21)	(0.47)	(0.50)	(0.52)	(0.53)	(0.49)
Net Asset Value, End of Period	$9.82	$9.97	$9.89	$9.61	$9.72	$9.79
Total Return [3]	0.57%	5.69%	8.34%	4.27%	4.85%	4.11%
Ratios to Average Net Assets:
Net expenses	0.35% [4]	0.35%	0.35%	0.35%	0.35%	0.33%
Net investment income	3.44% [4]	3.98%	4.59%	4.94%	5.35%	4.95%
Expense waiver/reimbursement [5]	0.24% [4]	0.28%	0.25%	0.22%	0.21%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$276,926	$307,718	$288,052	$299,358	$290,967	$271,216
Portfolio turnover	111%	178%	200%	222%	311%	286%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	27%	35%	25%	66%	143%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010 [1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.97	$9.89	$9.61	$9.72	$9.79	$9.89
Income From nvestment Operations:
Net investment income	0.16	0.37 [2]	0.42 [2]	0.46 [2]	0.50	0.45 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.12)	0.15	0.33	(0.07)	(0.06)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.52	0.75	0.39	0.44	0.36
Less Distributions:
Distributions from net investment income	(0.19)	(0.44)	(0.47)	(0.50)	(0.51)	(0.46)
Net Asset Value, End of Period	$9.82	$9.97	$9.89	$9.61	$9.72	$9.79
Total Return [3]	0.42%	5.38%	8.04%	4.00% [4]	4.57%	3.82%
Ratios to Average Net Assets:
Net expenses	0.65% [5]	0.65%	0.63%	0.62%	0.61%	0.62%
Net investment income	3.15% [5]	3.69%	4.31%	4.67%	5.08%	4.67%
Expense waiver/reimbursement [6]	0.42% [5]	0.46%	0.45%	0.44%	0.41%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,566	$55,467	$56,017	$60,002	$68,287	$70,660
Portfolio turnover	111%	178%	200%	222%	311%	286%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	27%	35%	25%	66%	143%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.11% on total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,005.70	$1.75
Institutional Service Shares	$1,000	$1,004.20	$3.25
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	94.8%
Non-Agency Mortgage-Backed Securities	11.3%
Dollar-Roll Collateral [2]	13.9%
Other Assets and Liabilities — Net [3]	(20.0)%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		Mortgage-Backed Securities – 85.8%
		Federal Home Loan Mortgage Corporation – 55.8%
$13,500,000	[1]	4.000%, 4/1/2026	13,855,370
75,537,862	[1]	4.500%, 6/1/2019 - 4/1/2041	77,434,924
45,593,539	[1]	5.000%, 2/1/2019 - 4/1/2041	47,767,483
29,484,455		5.500%, 4/1/2021 - 10/1/2039	31,510,911
10,840,990		6.000%, 4/1/2036 - 2/1/2038	11,796,901
1,681,173		6.500%, 10/1/2037	1,878,967
455,138		7.500%, 1/1/2027 - 2/1/2031	515,581
49,937		8.000%, 3/1/2031	56,952
		TOTAL	184,817,089
		Federal National Mortgage Association – 27.2%
21,228,455	[1]	4.500%, 12/1/2019 - 4/1/2041	21,596,759
24,531,683		5.000%, 7/1/2019 - 7/1/2039	25,777,453
24,042,403		5.500%, 9/1/2034 - 11/1/2039	25,771,744
13,005,665		6.000%, 11/1/2034 - 4/1/2038	14,175,560
2,170,915		6.500%, 2/1/2014 - 9/1/2036	2,430,597
413,045		7.000%, 6/1/2016 - 2/1/2030	453,450
9,070		7.500%, 4/1/2015	9,783
12,877		8.000%, 12/1/2026	14,636
		TOTAL	90,229,982
		Government National Mortgage Association – 2.8%
3,832,293		4.500%, 10/15/2039	3,955,282
4,704,538		5.000%, 6/20/2039 - 9/20/2039	4,991,062
126,685		7.000%, 9/15/2028 - 11/15/2031	144,400
278,971		8.000%, 10/15/2030 - 11/15/2030	320,762
		TOTAL	9,411,506
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $273,434,595)	284,458,577
		Collateralized Mortgage Obligations – 20.3%
		Federal Home Loan Mortgage Corporation – 4.6%
2,475,585	[2]	0.555%, 1/15/2037, REMIC 3260 PF	2,467,328
308,353	[2]	0.565%, 6/15/2036, REMIC 3175 FE	306,976
2,263,295	[2]	0.585%, 5/15/2036, REMIC 3160 FD	2,255,139
3,524,635	[2]	0.605%, 4/15/2036, REMIC 3144 FB	3,509,590
5,713,800	[2]	0.635%, 7/15/2036, REMIC 3179 FP	5,704,963
584,711	[2]	0.655%, 8/15/2036, REMIC 3206 FE	583,314
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Principal Amount			Value
$492,267		7.500%, 4/15/2033, REMIC 3076 NM	512,712
		TOTAL	15,340,022
		Federal National Mortgage Association – 4.4%
422,051	[2]	0.500%, 10/25/2031, REMIC 2005-63 FC	417,962
1,657,806	[2]	0.550%, 7/25/2036, REMIC 2006-58 FP	1,651,743
2,918,331	[2]	0.590%, 11/25/2036, REMIC 2006-104 FY	2,907,471
2,685,675	[2]	0.600%, 9/25/2036, REMIC 2006-81 FB	2,679,923
2,543,716	[2]	0.610%, 12/25/2036, REMIC 2006-115 EF	2,535,404
2,684,168	[2]	0.630%, 9/25/2036, REMIC 2006-85 PF	2,672,417
783,359	[2]	0.630%, 10/25/2036, REMIC 2006-93 FM	780,525
824,805	[2]	0.650%, 6/25/2036, REMIC 2006-43 FL	823,804
77,133		6.500%, 4/1/2032, REMIC 321 2	18,215
		TOTAL	14,487,464
		Non-Agency Mortgage – 11.3%
2,166,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,255,062
1,960,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	1,990,989
2,214,944		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	2,264,935
2,364,522		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,196,660
1,098,109		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	962,096
929,307		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	899,381
2,421,718	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/3/2015	2,439,890
2,981,159		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,012,162
1,707,535	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.454%, 5/19/2047	1,007,952
2,459,648	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,515,092
2,695,104	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,643,570
2,032,379		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,897,104
40	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	28
51,994	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	42,401
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,377,929
1,940,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	2,032,014
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Principal Amount			Value
$195,119	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	5,873
922,521	[6]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	930,816
2,260,418		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,249,704
2,192,148		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,013,679
912,727	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.382%, 1/25/2046	635,400
1,708,876	[2]	Washington Mutual 2006-AR15, Class 1A, 1.152%, 11/25/2046	1,187,638
1,828,535		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,825,545
		TOTAL	37,385,920
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $69,290,268)	67,213,406
		Repurchase Agreements – 13.9%
12,187,000	[2]	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The Securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and market value of those underlying securities was $5,895,158,546.	12,187,000
13,622,000	[2,7]	Interest in $200,903,000 joint repurchase agreement 0.16%, dated 3/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,932,466 on 4/18/2011. The Securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2041 and market value of those underlying securities was $205,545,847.	13,622,000
20,200,000	[2,7]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 3/10/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,080,278 on 4/13/2011. The Securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and market value of those underlying securities was $511,513,616.	20,200,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	46,009,000
		TOTAL INVESTMENTS — 120.0% (IDENTIFIED COST $388,733,863) [8]	397,680,983
		OTHER ASSETS AND LIABILITIES - NET — (20.0)% [9]	(66,188,796)
		TOTAL NET ASSETS — 100%	$331,492,187

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
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3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $7,646,854, which represented 2.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2011, these liquid restricted securities amounted to $7,598,552, which represented 2.3% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Non-income producing security.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	The cost of investments for federal tax purposes amounts to $387,655,481.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$284,458,577	$ —	$284,458,577
Collateralized Mortgage Obligations	—	67,165,104	48,302	67,213,406
Repurchase Agreements	—	46,009,000	—	46,009,000
TOTAL SECURITIES	$ —	$397,632,681	$48,302	$397,680,983

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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$53,603
Realized gain/loss	884
Change in unrealized appreciation/depreciation	(823)
Net purchase (sales)	(5,362)
Balance as of March 31, 2011	$48,302
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2011.	$(823)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

March 31, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$46,009,000
Long-term investments in securities, at value	351,671,983
Total investments in securities, at value (identified cost $388,733,863)		$397,680,983
Cash		504
Income receivable		1,143,260
Receivable for shares sold		243,408
TOTAL ASSETS		399,068,155
Liabilities:
Payable for investments purchased	$66,807,609
Payable for shares redeemed	221,613
Income distribution payable	501,648
Payable for distribution services fee (Note 5)	3,377
Payable for shareholder services fee (Note 5)	9,977
Accrued expenses	31,744
TOTAL LIABILITIES		67,575,968
Net assets for 33,768,930 shares outstanding		$331,492,187
Net Assets Consist of:
Paid-in capital		$344,191,033
Net unrealized appreciation of investments		8,947,120
Accumulated net realized loss on investments and futures contracts		(20,423,654)
Distributions in excess of net investment income		(1,222,312)
TOTAL NET ASSETS		$331,492,187
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
($276,926,353 ÷ 28,210,315 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.82
Institutional Service Shares:
($54,565,834 ÷ 5,558,615 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.82

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2011 (unaudited)

Investment Income:
Interest			$6,600,601
Expenses:
Investment adviser fee (Note 5)		$691,842
Administrative fee (Note 5)		135,172
Custodian fees		12,957
Transfer and dividend disbursing agent fees and expenses		41,245
Directors'/Trustees' fees		3,158
Auditing fees		11,717
Legal fees		3,376
Portfolio accounting fees		68,218
Distribution services fee — Institutional Service Shares (Note 5)		67,501
Shareholder services fee — Institutional Service Shares (Note 5)		57,954
Account administration fee — Institutional Service Shares		2,924
Share registration costs		37,606
Printing and postage		14,187
Insurance premiums		2,472
Taxes		13,481
Miscellaneous		1,101
TOTAL EXPENSES		1,164,911
Waivers (Note 5):
Waiver of investment adviser fee	$(419,147)
Waiver of administrative fee	(3,549)
Waiver of distribution services fee — Institutional Service Shares	(47,478)
TOTAL WAIVERS		(470,174)
Net expenses			694,737
Net investment income			5,905,864
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(778,330)
Net change in unrealized appreciation of investments			(3,244,789)
Net realized and unrealized loss on investments			(4,023,119)
Change in net assets resulting from operations			$1,882,745

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,905,864	$13,824,339
Net realized gain (loss) on investments and futures contracts	(778,330)	3,568,588
Net change in unrealized appreciation/depreciation of investments	(3,244,789)	1,742,668
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,882,745	19,135,595
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,107,408)	(14,006,186)
Institutional Service Shares	(1,050,273)	(2,472,665)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,157,681)	(16,478,851)
Share Transactions:
Proceeds from sale of shares	38,806,683	121,143,984
Net asset value of shares issued to shareholders in payment of distributions declared	4,266,826	9,801,585
Cost of shares redeemed	(69,491,323)	(114,486,119)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,417,814)	16,459,450
Change in net assets	(31,692,750)	19,116,194
Net Assets:
Beginning of period	363,184,937	344,068,743
End of period (including undistributed (distributions in excess of) net investment income of $(1,222,312) and $29,505, respectively)	$331,492,187	$363,184,937

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2011 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

At March 31, 2011, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report

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under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$40	$28
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$42,608	$42,401
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$6,565	$5,873

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,098,352	$30,662,170	10,956,872	$109,131,827
Shares issued to shareholders in payment of distributions declared	387,826	3,842,727	876,271	8,727,072
Shares redeemed	(6,134,431)	(60,824,734)	(10,092,000)	(100,427,679)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,648,253)	$(26,319,837)	1,741,143	$17,431,220
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	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	828,232	$8,144,513	1,207,081	$12,012,157
Shares issued to shareholders in payment of distributions declared	42,800	424,099	107,904	1,074,513
Shares redeemed	(874,793)	(8,666,589)	(1,414,965)	(14,058,440)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,761)	$(97,977)	(99,980)	$(971,770)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,652,014)	$(26,417,814)	1,641,163	$16,459,450

4. FEDERAL TAX INFORMATION

At March 31, 2011, the cost of investments for federal tax purposes was $387,655,481. The net unrealized appreciation of investments for federal tax purposes was $10,025,502. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,864,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,838,595.

At September 30, 2010, the Fund had a capital loss carryforward of $21,933,843 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$5,970,599
2014	$2,323,596
2015	$7,353,651
2016	$1,771,734
2018	$4,514,263

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the Adviser voluntarily waived $419,147 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,549 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, FSC voluntarily waived $47,478 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2011, FSC retained $20,024 of fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2011, FSSC received $185 of fees paid by the Fund. For the six months ended March 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 0.65% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2011, were as follows:

Purchases	$10,458,940
Sales	$2,760,340

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Mortgage Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
28

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q887
Cusip 31428Q804

G02367-01 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Ultrashort Bond Fund

Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2011

Class A Shares
Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010 [1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.07	0.16 [2]	0.22 [2]	0.33 [2]	0.40 [2]	0.32
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.15	0.24	(0.47)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.31	0.46	(0.14)	0.34	0.33
Less Distributions:
Distributions from net investment income	(0.07)	(0.15)	(0.23)	(0.33)	(0.40)	(0.32)
Net Asset Value, End of Period	$9.21	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return [3]	0.60%	3.49%	5.35%	(1.57)%	3.64%	3.56%
Ratios to Average Net Assets:
Net expenses	0.90% [4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.44% [4]	1.73%	2.49%	3.58%	4.22%	3.33%
Expense waiver/reimbursement [5]	0.40% [4]	0.41%	0.43%	0.44%	0.43%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$333,724	$288,744	$107,568	$31,979	$46,749	$73,894
Portfolio turnover	16%	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010 [1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.09	0.21 [2]	0.28 [2]	0.38 [2]	0.45 [2]	0.37
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.15	0.23	(0.47)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.36	0.51	(0.09)	0.39	0.38
Less Distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.28)	(0.38)	(0.45)	(0.37)
Net Asset Value, End of Period	$9.21	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return [3]	0.88%	4.05%	5.93%	(1.03)%	4.20%	4.13%
Ratios to Average Net Assets:
Net expenses	0.35% [4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.99% [4]	2.27%	3.22%	4.13%	4.80%	3.85%
Expense waiver/reimbursement [5]	0.40% [4]	0.41%	0.43%	0.44%	0.43%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$740,521	$570,477	$233,255	$189,261	$231,255	$234,322
Portfolio turnover	16%	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2011	Year Ended September 30,
		2010 [1]	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.22	$9.06	$8.83	$9.30	$9.36	$9.35
Income From Investment Operations:
Net investment income	0.07	0.17 [2]	0.23 [2]	0.31 [2]	0.41 [2]	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	0.15	0.24	(0.44)	(0.06)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.32	0.47	(0.13)	0.35	0.34
Less Distributions:
Distributions from net investment income	(0.07)	(0.16)	(0.24)	(0.34)	(0.41)	(0.33)
Net Asset Value, End of Period	$9.21	$9.22	$9.06	$8.83	$9.30	$9.36
Total Return [3]	0.66%	3.59%	5.45%	(1.46)%	3.75%	3.71%
Ratios to Average Net Assets:
Net expenses	0.80% [4]	0.80%	0.80%	0.79%	0.79%	0.76%
Net investment income	1.54% [4]	1.83%	2.65%	3.46%	4.33%	3.52%
Expense waiver/reimbursement [5]	0.44% [4]	0.46%	0.48%	0.49%	0.48%	0.52%
Supplemental Data:
Net assets, end of period (000 omitted)	$399,949	$502,459	$380,697	$169,217	$82,276	$121,713
Portfolio turnover	16%	34%	41%	64%	32%	15%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,006.00	$4.50
Institutional Shares	$1,000	$1,008.80	$1.75
Institutional Service Shares	$1,000	$1,006.60	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,020.94	$4.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Institutional Shares	0.35%
Institutional Service Shares	0.80%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Asset-Backed Securities	42.8%
Corporate Debt Securities	24.4%
Collateralized Mortgage Obligations	14.0%
U.S. Treasury and Agency Securities [3]	6.9%
Mortgage-Backed Securities [4]	2.4%
Trade Finance Agreements	0.6%
Derivative Contracts [5,6]	(0.0)%
Cash Equivalents [7]	10.0%
Other Assets and Liabilities — Net [8]	(1.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
6	Represents less than 0.1%.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 0.9%
		Federal National Mortgage Association – 0.9%
$4,401,339		FNMA ARM 544848, 3.176%, 4/01/2030	4,522,309
3,509,932		FNMA ARM 544872, 3.448%, 7/01/2034	3,730,745
687,267		FNMA ARM 556379, 1.712%, 5/01/2040	690,127
3,774,117		FNMA ARM 618128, 2.758%, 8/01/2033	3,923,089
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $12,545,058)	12,866,270
		Asset-Backed Securities – 42.9%
		Auto Receivables – 21.6%
950,069		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	950,433
5,000,000		Ally Auto Receivables Trust 2010-4, Class A2, 0.71%, 2/15/2013	5,004,475
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.005%, 1/15/2015	10,183,123
8,842,648		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.30%, 10/6/2013	8,795,211
3,647,206		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	3,776,950
4,768,527		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.34%, 4/7/2014	4,734,763
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,613,855
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,388,516
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,733,757
4,624,260		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 11/6/2013	4,645,681
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,437,228
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,488,170
13,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.405%, 9/15/2014	13,143,919
2,556,515		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	2,568,908
9,000,000		BMW Vehicle Lease Trust 2010-1, Class A2, 0.58%, 1/16/2012	8,998,258
5,000,000		BMW Vehicle Lease Trust 2010-1, Class A3, 0.82%, 9/17/2012	5,002,018
3,234,758		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	3,238,103
7,301,408	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	7,349,895
941,201	[1,2]	Bank of America Auto Trust 2010-1A, Class A2, 0.75%, 6/15/2012	941,877
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,298,159		Capital One Auto Finance Trust 2007-B, Class A4, 0.285%, 4/15/2014	6,260,505
9,719,523		Capital One Auto Finance Trust 2007-C, Class A4, 5.23%, 7/15/2014	9,942,017
10,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	10,003,936
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,347,997
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,520,656
5,000,000		Ford Credit FloorPlan Master Owner Trust 2006-4, Class B, 0.805%, 6/15/2013	4,997,427
15,000,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.69%, 2/15/2016	15,014,410
5,000,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 1/15/2018	5,005,345
1,539,635		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	1,551,646
8,755,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	8,932,548
3,506,023		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	3,545,985
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,103,032
195,952	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.755%, 4/16/2012	196,148
1,467,401	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	1,485,661
1,223,914		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	1,239,831
14,000,000	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.2535%, 9/20/2016	13,904,450
2,358,398	[1,2]	MMCA Automoble Trust 2010-A, Class A2, 0.75%, 4/16/2012	2,358,942
3,950,000	[1,2]	MMCA Automoble Trust 2010-A, Class A3, 1.39%, 1/15/2014	3,965,420
3,480,000	[1,2]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	3,538,851
9,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A3, 1.18%, 11/15/2013	9,005,175
4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	4,008,600
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,867,366
3,515,410		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	3,519,833
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.504%, 6/17/2013	6,493,205
5,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.504%, 6/17/2013	5,222,009
12,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	12,380,126
500,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A2, 0.81%, 1/18/2013	500,908
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.499%, 10/26/2015	2,096,619
10,000,000		Navistar Financial Dealer Note Master Trust 2009-1, Class C, 6.249%, 10/26/2015	10,640,404
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.749%, 1/26/2015	2,267,538
1,490,714		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	1,495,373
12,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.405%, 1/15/2015	12,898,395
4,000,000		Rental Car Finance Corp. 2006-1A, Class A, 0.429%, 5/25/2012	3,998,163
9,000,000	[1,2]	SMART (Series 2011-1US Trust), Class A2B, 1.003%, 4/14/2013	9,000,000
473,615		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	475,772
855,663		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	862,581
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,128,835
3,359,850		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	3,378,954
7,000,000		Volkswagen Auto Lease Trust 2010-A, Class A2, 0.69%, 11/22/2013	7,007,385
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,040,018
317,621		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.555%, 10/15/2012	318,064
		TOTAL	318,515,270
		Credit Card – 10.3%
5,000,000		American Express Issuance Trust 2005-2, Class C, 0.675%, 8/15/2013	4,963,024
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	527,688
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.545%, 6/15/2014	10,968,801
3,000,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	3,171,051
5,750,000		Capital One Multi-Asset Execution Trust 2006-C1, Class C, 0.545%, 3/17/2014	5,748,575
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,018,200
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,962,524
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.402%, 11/25/2013	5,001,036
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.580%, 10/7/2013	9,993,111
9,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.905%, 7/15/2013	9,499,880
9,900,000		Citibank Credit Card Issuance Trust 2005-C3, Class C3, 0.665%, 7/15/2014	9,825,789
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,995,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	8,018,465
8,000,000		Citibank Credit Card Issuance Trust 2008-C6, Class C6, 6.30%, 6/20/2014	8,425,522
15,000,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.355%, 5/16/2016	15,227,226
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.61%, 8/15/2016	14,024,655
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,119,918
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.605%, 10/15/2014	11,060,785
7,700,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.645%, 12/16/2013	7,699,632
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.675%, 7/15/2015	9,885,369
5,000,000	[1,2]	MBNA Master Credit Card Trust 2001-C, Class C, 7.10%, 9/15/2013	5,011,216
		TOTAL	151,152,467
		Equipment Lease – 4.3%
10,000,000		CIT Equipment Collateral 2010-VT1, Class A3, 2.41%, 5/15/2013	10,122,250
1,330,399		CNH Equipment Trust 2008-B, Class A4B, 2.155%, 12/15/2014	1,341,505
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,067,874
8,500,000		CNH Equipment Trust 2010-B, Class A2, 0.67%, 1/15/2013	8,504,296
1,858,317		GE Equipment Midticket LLC (Series 2009-1), Class A3, 2.34%, 6/17/2013	1,873,683
7,000,000	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	6,969,375
12,000,000	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	12,001,500
6,252,576	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	6,317,128
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,619,049
4,778,000		Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,780,289
2,807,352		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	2,808,574
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,529,062
		TOTAL	62,934,585
		Home Equity Loan – 1.6%
2,044,272		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.609%, 7/25/2035	1,976,644
3,824,210		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.349%, 5/25/2036	3,749,778
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$944,532		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	941,006
164,559		Citifinancial Mortgage Securities, Inc. 2003-4, Class AF4, 4.427%, 10/25/2033	156,791
164,370		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.349%, 10/25/2036	165,499
97,029		Countrywide Asset Backed Certificates 2004-4, Class A, 0.989%, 8/25/2034	67,865
549,123		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.503%, 9/20/2023	524,868
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 0.929%, 11/25/2034	749,023
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,614
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.579%, 2/25/2035	118,506
184,171		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	185,445
1,109,118	[1,2]	Quest Trust 2004 — X1, Class A, 0.579%, 3/25/2034	987,827
2,797,943		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,808,224
137,478		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.849%, 8/25/2033	117,831
240,172		Residential Asset Securities Corporation 2005-KS11, Class AI3, 0.449%, 12/25/2035	234,668
4,523,767		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.369%, 1/25/2037	4,479,430
1,949,565		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.419%, 2/25/2036	1,889,708
2,532,132	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
4,589,384		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.399%, 5/25/2036	4,534,257
		TOTAL	23,700,984
		Manufactured Housing – 0.1%
387,687		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	391,976
1,580,215		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	1,600,059
59,175		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	59,207
		TOTAL	2,051,242
		Other – 5.0%
7,617,203	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.103%, 4/25/2020	7,638,875
2,000,000		CNH Wholesale Master Note Trust, Class 1A, 1.055%, 9/26/2016	2,003,516
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000		CNH Wholesale Master Note Trust, Class 1B, 1.905%, 9/26/2016	1,501,717
2,523,453		GE Business Loan Trust, Class A, 0.545%, 5/15/2032	2,343,993
1,652,258		Keycorp Student Loan Trust, Class 2A2, 0.438%, 3/27/2024	1,599,526
13,000,000		North Carolina Education Assistance Authority, Class A1, 0.761%, 1/25/2021	12,939,680
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.655%, 2/15/2014	10,069,617
4,431,338		SLM Student Loan Trust 2006-C, Class A2, 0.359%, 9/15/2020	4,408,884
4,742,768		SLM Student Loan Trust 2010-C, Class A1, 1.905%, 12/15/2017	4,779,796
15,000,000		SLM Student Loan Trust 2011-1, Class A1, 0.781%, 3/25/2026	14,964,825
2,992,242	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	3,041,629
4,617,889	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	4,622,911
3,861,442	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	3,827,378
		TOTAL	73,742,347
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $631,120,830)	632,096,895
		Corporate Bonds – 20.5%
		Basic Industry - Chemicals – 0.4%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,094,994
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	2,501,472
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,606,221
		TOTAL	6,202,687
		Basic Industry - Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,304,983
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,054,906
		TOTAL	5,359,889
		Capital Goods - Aerospace & Defense – 0.1%
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,773,855
		Capital Goods - Diversified Manufacturing – 0.4%
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,797,196
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,154,191
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,597,281
		TOTAL	6,548,668
		Communications - Media & Cable – 0.7%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,669,009
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,002,018
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,152,578
		TOTAL	9,823,605
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Communications - Media Noncable – 0.1%
$2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,275,004
		Communications - Telecom Wireless – 0.5%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,506,252
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,921,509
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,080,962
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,651,879
		TOTAL	7,160,602
		Communications - Telecom Wirelines – 0.7%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,560,452
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,237,291
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,192,500
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,056,407
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,604,140
		TOTAL	9,650,790
		Consumer Cyclical - Automotive – 0.6%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note — Sr. Note, 0.919%, 3/28/2014	6,023,029
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, 3.25%, 1/30/2013	3,060,045
		TOTAL	9,083,074
		Consumer Cyclical - Entertainment – 0.1%
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	526,966
1,500,000		Walt Disney Co., Sr. Unsecd. Note, 5.70%, 7/15/2011	1,522,468
		TOTAL	2,049,434
		Consumer Cyclical - Retailers – 0.2%
1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,528,988
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,570,231
		TOTAL	3,099,219
		Consumer Cyclical - Services – 0.4%
5,000,000		Expedia, Inc., Company Guarantee, 8.50%, 7/1/2016	5,462,500
		Consumer Non-Cyclical - Food/Beverage – 1.3%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,726,505
1,450,000		Diageo Finance BV, Company Guarantee, 3.875%, 4/1/2011	1,449,986
1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,058,536
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,477,654
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,396,085
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,637,166
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,310,426
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,121,762
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	1,976,565
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,596,442
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,518,191
		TOTAL	19,269,318
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,165,984
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,541,952
		TOTAL	2,707,936
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,608,081
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,817,080
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	2,758,639
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,005,800
		TOTAL	7,189,600
		Consumer Non-Cyclical - Products – 0.4%
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,003,466
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,177,648
1,000,000		Procter & Gamble International Funding SCA, Company Guarantee, 1.35%, 8/26/2011	1,004,407
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,131,120
		TOTAL	5,316,641
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,603,960
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,546,928
		Energy - Integrated – 1.5%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	4,979,348
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,628,884
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, 3.875%, 10/7/2014	1,030,297
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,177,376
278,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	279,495
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$7,500,000		Shell International Finance B.V., Company Guarantee, 0.888%, 6/22/2012	7,532,461
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,100,634
		TOTAL	21,728,495
		Energy - Oil Field Services – 0.2%
3,000,000		Weatherford International, Inc., Company Guarantee, 5.95%, 6/15/2012	3,153,142
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,647,198
		Financial Institution - Banking – 4.0%
1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, 2.375%, 12/21/2012	1,518,513
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,507,463
5,750,000	[1,2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	5,778,721
3,000,000		Capital One Financial Corp., Sr. Note, 5.70%, 9/15/2011	3,064,825
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,069,546
6,000,000		Citigroup, Inc., Floating Rate Note — Sr. Note, 1.000%, 4/1/2014	5,994,469
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 2.75%, 10/15/2012	3,562,878
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.30%, 2/14/2012	2,595,015
1,500,000		HSBC Finance Corp., Sr. Unsecd. Note, 7.00%, 5/15/2012	1,595,676
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,030,896
4,000,000		Morgan Stanley, Floating Rate Note — Sr. Note, (Series FRN), 1.903%, 1/24/2014	4,075,379
4,500,000		Morgan Stanley, Note, 5.625%, 1/9/2012	4,670,120
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,268,966
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,070,768
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,643,873
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,213,937
6,000,000		US Bancorp, Sr. Note, 2.125%, 2/15/2013	6,093,727
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,549,277
		TOTAL	59,304,049
		Financial Institution - Brokerage – 0.2%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,308,264
		Financial Institution - Finance Noncaptive – 1.0%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,430,915
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,238,414
2,000,000		General Electric Capital Corp., Floating Rate Note — Sr. Note, 1.152%, 1/7/2014	2,019,164
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,000,000		General Electric Capital Corp., Floating Rate Note, 0.423%, 4/10/2012	2,001,661
6,500,000		General Electric Capital Corp., Floating Rate Note, 0.434%, 11/1/2012	6,486,485
		TOTAL	15,176,639
		Financial Institution - Insurance - Health – 0.2%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,483,009
		Financial Institution - Insurance - Life – 0.8%
5,200,000		MetLife, Inc., Floating Rate Note — Sr. Note, 1.535%, 8/6/2013	5,261,238
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note — Sr. Secured Note, 0.587%, 4/4/2014	3,013,192
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,582,926
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,757,487
		TOTAL	11,614,843
		Financial Institution - Insurance - P&C – 0.1%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.375%, 6/15/2012	1,313,132
		Financial Institution - REITs – 0.7%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,427,457
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,445,340
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	1,003,340
		TOTAL	9,876,137
		Technology – 1.2%
7,850,000		Cisco Systems, Inc., Floating Rate Note — Sr. Note, 0.559%, 3/14/2014	7,878,495
2,350,000		Credit Suisse AG New York, Sr. Unsecd. Note, (Series MTN), 3.45%, 7/2/2012	2,418,295
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,066,459
3,000,000		Hewlett-Packard Co., Floating Rate Note — Sr. Note, 0.417%, 9/13/2012	3,005,196
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,139,500
		TOTAL	17,507,945
		Transportation - Railroads – 0.2%
2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	2,937,164
		Transportation - Services – 0.4%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, 5.80%, 10/15/2012	3,714,591
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2016	2,015,097
		TOTAL	5,729,688
		Utility - Electric – 1.8%
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,592,790
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,131,229
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,641,260
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,097,852
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,562,639
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	2,971,307
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,791,684
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, (Series C), 7.25%, 3/1/2012	1,536,499
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,279,693
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,813,726
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,540,493
		TOTAL	25,959,172
		Utility - Natural Gas Distributor – 0.7%
10,000,000		Sempra Energy, Floating Rate Note — Sr. Note, 1.069%, 3/15/2014	10,053,874
		Utility - Natural Gas Pipelines – 0.1%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,135,249
		TOTAL CORPORATE BONDS (IDENTIFIED COST $294,692,361)	302,051,710
		Mortgage-Backed Securities – 0.1%
		Federal National Mortgage Association – 0.1%
318,567		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	344,086
914,945		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,032,276
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,286,931)	1,376,362
		Collateralized Mortgage Obligations – 13.9%
		Commercial Mortgage – 1.9%
1,161,967		Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.161%, 1/1/2041	1,167,488
8,250,000		Bank of America Commercial Mortgage, Inc. 2007-1, Class A3, 5.449%, 1/15/2049	8,589,223
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,295,521
2,729,852	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,713,545
2,993,366	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,012,931
1,475,789	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,509,055
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,927,969	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	3,968,039
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,567,383
		TOTAL	27,823,185
		Federal Home Loan Mortgage Corporation – 4.4%
7,726,438	[1,2]	Federal Home Loan Mortgage Corp. REMIC 1997 F, 7.00%, 4/18/2029	8,091,029
337,965		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.605%, 2/15/2018	340,058
9,285,924		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.655%, 6/15/2034	9,294,026
3,095,544		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.715%, 2/15/2034	3,093,714
3,482,380		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.635%, 5/15/2036	3,473,676
3,877,816		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.740%, 8/15/2035	3,876,941
1,502,884		Federal Home Loan Mortgage Corp. REMIC 3191FE, 0.655%, 7/15/2036	1,500,920
7,019,425		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.555%, 9/15/2036	6,983,302
8,275,240		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.655%, 7/15/2036	8,241,952
7,130,012		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.675%, 11/15/2037	7,151,285
3,206,126		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.005%, 7/15/2036	3,237,830
3,852,742		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.165%, 7/15/2037	3,919,889
5,000,000		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	5,062,412
		TOTAL	64,267,034
		Federal National Mortgage Association – 3.2%
1,679,964		Federal National Mortgage Association REMIC 2002-77 FA, 1.253%, 12/18/2032	1,718,216
4,753,547		Federal National Mortgage Association REMIC 2006-44 FK, 0.679%, 6/25/2036	4,745,598
3,765,241		Federal National Mortgage Association REMIC 2006-79 DF, 0.599%, 8/25/2036	3,756,714
6,360,809		Federal National Mortgage Association REMIC 2006-81 FB, 0.599%, 9/25/2036	6,347,186
4,594,262		Federal National Mortgage Association REMIC 2006-119 CF, 0.549%, 12/25/2036	4,576,081
4,958,389		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.469%, 2/25/2046	4,908,522
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,233,479		Federal National Mortgage Association REMIC 2007-88 FY, 0.709%, 9/25/2037	4,224,852
3,866,591		Federal National Mortgage Association REMIC 2007-97 FE, 0.699%, 7/25/2037	3,875,136
3,240,909		Federal National Mortgage Association REMIC 2008-69 FB, 1.249%, 6/25/2037	3,306,561
3,985,242		Federal National Mortgage Association REMIC 2009-42 FG, 1.049%, 5/25/2039	4,017,698
1,207,269		Federal National Mortgage Association REMIC 2009-63 FB, 0.749%, 8/25/2039	1,212,520
4,358,131		Federal National Mortgage Association REMIC 2009-69 F, 1.099%, 4/25/2037	4,425,220
		TOTAL	47,114,304
		Government Agency – 0.9%
11,000,000		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.792%, 3/9/2021	11,000,000
2,946,802		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.709%, 1/8/2020	2,950,485
		TOTAL	13,950,485
		Non-Agency Mortgage – 3.5%
43,077		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.747%, 2/25/2033	39,676
432,105	[1]	C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	152,250
1,207,068		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,169,125
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.803%, 11/20/2035	55,917
1,243,874		Countrywide Home Loans 2006-OA5, Class 2A3, 0.6195%, 4/25/2046	111,374
809,592		Crusade Global Trust 2005-1, Class A1, 0.369%, 6/17/2037	781,408
14,000,000	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.703%, 10/15/2054	14,023,426
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.641%, 10/15/2054	1,999,991
661,258		Impac CMB Trust 2004-7, Class 1A2, 1.169%, 11/25/2034	496,320
868,298		Impac CMB Trust 2004-9, Class 1A2, 1.129%, 1/25/2035	276,315
4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.519%, 2/25/2037	599,913
3,050,788		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.955%, 11/15/2031	3,003,728
8,250,000	[1,2]	Permanent Master Issuer PLC 2010-1, Class 1A, 1.453%, 7/15/2042	8,213,337
1,748,882		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	1,727,735
3,439,767		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,423,463
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, 1.703%, Class A1, 1/21/2055	12,024,209
1,673,333		Washington Mutual 2006-AR1, Class 2A1B, 1.381%, 1/25/2046	1,164,900
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,278,501		Washington Mutual 2006-AR15, Class 1A, 1.151%, 11/25/2046	1,583,517
1,188,501		Washington Mutual 2006-AR17, Class 1A, 1.131%, 12/25/2046	834,139
251,020		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	244,648
		TOTAL	51,925,391
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $212,348,748)	205,080,399
		U.S. Treasury – 5.5%
55,469,500		U.S. Treasury Inflation Protected Note, (Series A-2016), 2.00%, 1/15/2016	61,193,259
20,000,000	[4]	United States Treasury Note, 1.00%, 4/30/2012	20,139,454
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,353,650)	81,332,713
		MUTUAL FUNDS – 17.1% [5]
1,174,162		Emerging Markets Fixed Income Core Fund	32,540,525
2,756,616		Federated Bank Loan Core Fund	27,979,653
2,154,171		Federated Mortgage Core Portfolio	21,520,161
138,483,064	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	138,483,064
1,067,545		Federated Project and Trade Finance Core Fund	10,632,753
3,242,032		High Yield Bond Portfolio	21,527,094
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $247,377,427)	252,683,250
		TOTAL INVESTMENTS — 100.9% (IDENTIFIED COST $1,477,725,005) [7]	1,487,487,599
		OTHER ASSETS AND LIABILITIES - NET — (0.9)% [8]	(13,293,655)
		TOTAL NET ASSETS — 100%	$1,474,193,944

At March 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[9] United States Treasury Notes 2-Year Short Futures	500	$109,062,500	June 2011	$ (128,965)
[9] United States Treasury Notes 5-Year Short Futures	100	$11,678,906	June 2011	$ (138,449)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$ (267,414)

Semi-Annual Shareholder Report

At March 31, 2011, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units To Deliver	In Exchange For	Unrealized Depreciation
Contracts Sold:
4/11/2011	3,525,255 Euros	$4,975,545	$(19,794)

Unrealized Depreciation on Futures Contracts and the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $293,976,324, which represented 19.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2011, these liquid restricted securities amounted to $293,810,460, which represented 19.9% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $1,477,667,555.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds*	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$12,866,270	$ —	$12,866,270
Asset-Backed Securities	—	632,083,281	13,614	632,096,895
Corporate Bonds	—	302,051,710	—	302,051,710
Mortgage-Backed Securities	—	1,376,362	—	1,376,362
Collateralized Mortgage Obligations	—	205,080,399	—	205,080,399
U.S. Treasury	—	81,332,713	—	81,332,713
Mutual Funds	242,050,497	10,632,753 [1]	—	252,683,250
TOTAL SECURITIES	$242,050,497	$1,245,423,488	$13,614	$1,487,487,599
OTHER FINANCIAL INSTRUMENTS**	$(267,414)	$(19,794)	$ —	$(287,208)

1	Includes $10,632,753 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2.
*	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2010	$13,688
Change in unrealized appreciation/depreciation	(74)
Balance as of March 31, 2011	$13,614
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2011	$(74)

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $252,683,250 of investments in affiliated issuers (Note 5) (identified cost $1,477,725,005)		$1,487,487,599
Income receivable		4,793,952
Receivable for shares sold		2,617,571
TOTAL ASSETS		1,494,899,122
Liabilities:
Payable for investments purchased	$9,000,000
Payable for shares redeemed	10,802,560
Unrealized depreciation on foreign exchange contracts	19,794
Payable for daily variation margin	26,563
Income distribution payable	453,999
Payable for Directors'/Trustees' fees	1,024
Payable for distribution services fee (Note 5)	166,553
Payable for shareholder services fee (Note 5)	164,811
Accrued expenses	69,874
TOTAL LIABILITIES		20,705,178
Net assets for 160,111,608 shares outstanding		$1,474,193,944
Net Assets Consist of:
Paid-in capital		$1,553,768,429
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		9,492,728
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(89,146,749)
Undistributed net investment income		79,536
TOTAL NET ASSETS		$1,474,193,944
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($333,723,790 ÷ 36,244,707 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.21
Offering price per share (100/98.00 of $9.21)	$9.40
Redemption proceeds per share	$9.21
Institutional Shares:
Net asset value per share ($740,520,915 ÷ 80,425,166 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share	$9.21
Institutional Service Shares:
Net asset value per share ($399,949,239 ÷ 43,441,735 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.21
Offering price per share	$9.21
Redemption proceeds per share	$9.21

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2011 (unaudited)

Investment Income:
Interest		$13,434,091
Dividends received from affiliated issuers (Note 5)		2,408,942
Investment income allocated from affiliated partnership (Note 5)		1,080,014
TOTAL INCOME		16,923,047
Expenses:
Investment adviser fee (Note 5)	$4,329,107
Administrative fee (Note 5)	563,861
Custodian fees	29,644
Transfer and dividend disbursing agent fees and expenses	210,534
Directors'/Trustees' fees	4,572
Auditing fees	11,552
Legal fees	3,250
Portfolio accounting fees	98,754
Distribution services fee — Class A Shares (Note 5)	478,228
Distribution services fee — Institutional Service Shares (Note 5)	618,692
Shareholder services fee — Class A Shares (Note 5)	398,524
Shareholder services fee — Institutional Service Shares (Note 5)	598,697
Account administration fee — Institutional Service Shares	13,641
Share registration costs	66,680
Printing and postage	35,027
Insurance premiums	3,211
Taxes	54,799
Miscellaneous	1,862
TOTAL EXPENSES	7,520,635
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,837,400)
Waiver of administrative fee	(14,786)
Waiver of distribution services fee — Class A Shares	(400)
Waiver of distribution services fee — Institutional Service Shares	(123,738)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,976,324)
Net expenses			$4,544,311
Net investment income			12,378,736
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			109,786
Net realized gain on futures contracts			96,431
Net realized gain on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			286,199
Realized gain distribution from affiliated investment company shares			11,602
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(2,614,940)
Net change in unrealized depreciation of futures contracts			(173,163)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(2,284,085)
Change in net assets resulting from operations			$10,094,651

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2011	Year Ended 9/30/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,378,736	$20,735,519
Net realized gain on investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	504,018	228,344
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(2,788,103)	17,184,721
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,094,651	38,148,584
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,254,647)	(3,091,080)
Institutional Shares	(6,183,376)	(9,305,924)
Institutional Service Shares	(3,801,709)	(7,693,626)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,239,732)	(20,090,630)
Share Transactions:
Proceeds from sale of shares	759,097,356	1,205,569,698
Net asset value of shares issued to shareholders in payment of distributions declared	9,599,126	16,564,248
Cost of shares redeemed	(654,037,202)	(600,032,435)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	114,659,280	622,101,511
Change in net assets	112,514,199	640,159,465
Net Assets:
Beginning of period	1,361,679,745	721,520,280
End of period (including undistributed (distributions in excess of) net investment income of $79,536 and $(59,468), respectively)	$1,474,193,944	$1,361,679,745

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2011 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury-Inflation Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE) a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund also enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2011, the Fund had no outstanding securities on loan.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$353,719	$152,250
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,614
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$0

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$267,414 *
Foreign exchange contracts	Unrealized depreciation on foreign exchange contracts	$19,794
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$287,208
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$96,431

Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(173,163)	$ —	$(173,163)
Foreign exchange contracts	$ —	$(197,375)	$(197,375)
Total	$(173,163)	$(197,375)	$(370,538)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,440,501	$188,264,713	34,166,944	$312,810,801
Shares issued to shareholders in payment of distributions declared	231,455	2,132,326	315,554	2,891,225
Shares redeemed	(15,738,956)	(144,942,530)	(15,048,934)	(137,748,804)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,933,000	$45,454,509	19,433,564	$177,953,222
	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	48,701,050	$448,433,960	53,770,803	$491,828,071
Shares issued to shareholders in payment of distributions declared	412,386	3,799,346	679,954	6,229,586
Shares redeemed	(30,554,203)	(281,365,225)	(18,341,324)	(168,002,079)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,559,233	$170,868,081	36,109,433	$330,055,578
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2011		Year Ended 9/30/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,284,763	$122,398,683	43,863,393	$400,930,826
Shares issued to shareholders in payment of distributions declared	398,075	3,667,454	813,033	7,443,437
Shares redeemed	(24,730,870)	(227,729,447)	(32,228,742)	(294,281,552)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(11,048,032)	$(101,663,310)	12,447,684	$114,092,711
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	12,444,201	$114,659,280	67,990,681	$622,101,511

4. FEDERAL TAX INFORMATION

At March 31, 2011, the cost of investments for federal tax purposes was $1,477,667,555. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments and futures contracts was $9,820,044. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,649,449 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,829,405.

At September 30, 2010, the Fund had a capital loss carryforward of $90,411,978 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$36,010,762
2012	$14,355,275
2013	$23,192,477
2014	$7,195,870
2015	$2,881,559
2016	$2,623,709
2017	$3,321,296
2018	$831,030

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the Adviser waived $2,707,638 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,786 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.30%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2011, FSC voluntarily waived $124,138 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2011, FSC retained $814,458 of fees paid by the Fund.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2011, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2011, FSSC received $2,029 of fees paid by the Fund. For the six months ended March 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35%, and 0.80% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2011, the Adviser reimbursed $129,762. Transactions involving the affiliated holdings during the six months ended March 31, 2011, were as follows:

Affiliates	Balance of Shares Held 9/30/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income/ Affiliated Investment Income	Capital Gain Distri- butions
Emerging Markets Fixed Income Core Fund	921,057	253,105	—	1,174,162	$32,540,525	$1,080,014	$ —
Federated Bank Loan Core Fund	2,700,672	55,944	—	2,756,616	27,979,653	567,363	—
Federated Mortgage Core Portfolio	2,110,054	44,117	—	2,154,171	21,520,161	444,531	—
Federated Prime Value Obligations Fund, Institutional Shares	215,962,023	466,333,710	543,812,669	138,483,064	138,483,064	246,182	—
Federated Project and Trade Finance Core Fund	1,039,242	28,303	—	1,067,545	10,632,753	270,337	11,602
High Yield Bond Portfolio	2,036,629	1,205,403	—	3,242,032	21,527,094	880,529	—
TOTAL OF AFFILIATED TRANS- ACTIONS	224,769,677	467,920,582	543,812,669	148,877,590	$252,683,250	$3,488,956	$11,602

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2011, were as follows:

Purchases	$402,359,212
Sales	$196,994,451
Semi-Annual Shareholder Report

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the six months ended March 31, 2011, the program was not utilized.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Ultrashort Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q762
Cusip 31428Q747
Cusip 31428Q754

28411 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	May 23, 2011

By	/S/Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	May 23, 2011